Significant Accounting Policies - Fair Value of Liabilities Measured on Recurring Basis (Detail) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair values of the liabilities measured on a recurring basis	$ 47,000	$ 24,500
Significant Other Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair values of the liabilities measured on a recurring basis	$ 47,000	$ 24,500